EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted net income (loss) per share for common stock and preferred stock:

	Year ended December 31,
	2021	2020	2019
Numerator:
Numerator for basic and diluted net loss per share - net loss	$(166,319)	$(65,994)	$(50,226)
Denominator:
Denominator for basic net loss per share - weighted-average common shares	86,473,291	7,238,708	6,564,820
Effect of dilutive securities	—	—	—
Denominator for diluted net loss - adjusted weighted-average common shares	86,473,291	7,238,708	6,564,820
Basic and diluted net loss per share	$(1.92)	$(9.12)	$(7.65)